Supplement dated June 1, 2018
to the Statement of Additional Information (the SAI), dated May 1, 2018, for the following funds (each a Fund and together the
Funds):
Fund
Columbia Funds Variable Series Trust II
Variable Portfolio (VP) - Aggressive Portfolio
Variable Portfolio (VP) - Conservative Portfolio
Variable Portfolio (VP) - Managed Volatility (MV) Moderate Growth Fund
Variable Portfolio (VP) - Moderate Portfolio
Variable Portfolio (VP) - Moderately Aggressive Portfolio
Variable Portfolio (VP) - Moderately Conservative Portfolio
The information under the subsection "The Investment Manager and Subadvisers — Portfolio Managers" in the "Investment Management and Other Services" section of the SAI for the above mentioned Funds has been superseded and replaced with the following:
Other Accounts Managed (excluding the Fund)
Fund	Portfolio Manager	Number and type of account*	Approximate Total Net Assets	Performance Based Accounts**	Potential Conflicts of Interest	Structure of Compensation
Information is as of December 31, 2017, unless otherwise noted
VP – Aggressive Portfolio	Joshua Kutin(j)	21 RICs 7 PIV 8 other accounts	$10.26 billion $11.81 million $36.82 million	None	Columbia Management - FoF	Columbia Management
	David Weiss	19 RICs 7 other accounts	$62.25 billion $0.51 million
	Anwiti Bahuguna	22 RICs 19 PIVs 16 other accounts	$68.51 billion $2.80 billion $101.84 million
	Brian Virginia	15 RICs 8 other accounts	$62.56 billion $2.58 million
VP – Conservative Portfolio	Joshua Kutin(j)	21 RICs 7 PIV 8 other accounts	$10.26 billion $11.81 million $36.82 million	None	Columbia Management - FoF	Columbia Management
	David Weiss	19 RICs 7 other accounts	$63.90 billion $0.51 million
	Anwiti Bahuguna	22 RICs 19 PIVs 16 other accounts	$70.16 billion $2.80 billion $101.84 million
	Brian Virginia	15 RICs 8 other accounts	$64.21 billion $2.58 million
VP – Moderate Portfolio	Joshua Kutin(j)	21 RICs 7 PIV 8 other accounts	$10.26 billion $11.81 million $36.82 million	None	Columbia Management - FoF	Columbia Management
	David Weiss	19 RICs 7 other accounts	$45.74 billion $0.51 million
	Anwiti Bahuguna	22 RICs 19 PIVs 16 other accounts	$51.99 billion $2.80 billion $101.84 million
	Brian Virginia	15 RICs 8 other accounts	$46.05 billion $2.58 million
S-6466-311 A (6/18)

Other Accounts Managed (excluding the Fund)
Fund	Portfolio Manager	Number and type of account*	Approximate Total Net Assets	Performance Based Accounts**	Potential Conflicts of Interest	Structure of Compensation
VP – Moderately Aggressive Portfolio	Joshua Kutin(j)	21 RICs 7 PIV 8 other accounts	$10.26 billion $11.81 million $36.82 million	None	Columbia Management - FoF	Columbia Management
	David Weiss	19 RICs 7 other accounts	$55.74 billion $0.51 million
	Anwiti Bahuguna	22 RICs 19 PIVs 16 other accounts	$61.99 billion $2.80 billion $101.84 million
	Brian Virginia	15 RICs 8 other accounts	$56.04 billion $2.58 million
VP – Moderately Conservative Portfolio	Joshua Kutin(j)	21 RICs 7 PIV 8 other accounts	$10.26 billion $11.81 million $36.82 million	None	Columbia Management - FoF	Columbia Management
	David Weiss	19 RICs 7 other accounts	$61.62 billion $0.51 million
	Anwiti Bahuguna	22 RICs 19 PIVs 16 other accounts	$67.88 billion $2.80 billion $101.84 million
	Brian Virginia	15 RICs 8 other accounts	$61.93 billion $2.58 million
VP – MV Moderate Growth Fund	Joshua Kutin(j)	21 RICs 7 PIV 8 other accounts	$10.26 billion $11.81 million $36.82 million	None	Columbia Management - FoF	Columbia Management
	Anwiti Bahuguna	22 RICs 19 PIVs 16 other accounts	$56.73 billion $2.80 billion $101.84 million
	David Weiss	19 RICs 7 other accounts	$50.48 billion $0.51 million
	Brian Virginia	15 RICs 8 other accounts	$50.79 billion $2.58 million
*	RIC refers to a Registered Investment Company; PIV refers to a Pooled Investment Vehicle.
**	Number of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.
(j)	The portfolio manager began managing the Fund after its last fiscal year end; reporting information is provided as of March 31, 2018.
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.
S-6466-311 A (6/18)
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